Note 1 - Reporting Entity	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of notes and other explanatory information [text block]
1.	Reporting entity

VivoPower International PLC (“VivoPower” or the “Company”) is a public company limited by shares and incorporated under the laws of England and Wales and domiciled in the United Kingdom. The address of the Company’s registered office is The Scalpel, 18th Floor, 52 Lime Street, London EC3M 7AF, United Kingdom.

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries (together referred to as the ‘Group’ and individually as ‘Group entities’). Since June 30, 2021, the Company no longer has an ultimate controlling party, as AWN Holdings Limited holds less than 50% equity interest in the Company, being 47.5% as at June 30, 2022 and 42.8% as at August 31, 2022. In prior periods, the ultimate controlling party and the results into which these financials were consolidated was AWN Holdings Limited, a company registered in Australia.